INVESTMENTS, DEBT AND DERIVATIVES - Debt and derivatives (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities		$ 10,646	$ 10,087
Non-current		9,404	8,832
Current	[1]	1,242	1,255
At fair value
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities		8	53
At fair value | Derivatives not designated as hedges
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities		4	52
At fair value | Derivatives designated as net investment hedges
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities		4	1
At amortized cost | Principal amount outstanding
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities		7,595	7,678
At amortized cost | Interest accrued
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities		86	85
At amortized cost | Discounts, unamortized fees, hedge basis adjustment
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities		(15)	(5)
At amortized cost | Bank loans and bonds
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities		7,666	7,758
At amortized cost | Lease liabilities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities		2,667	1,912
At amortized cost | Put-option liability over non-controlling interest
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities		16	273
At amortized cost | Other financial liabilities
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities		289	91
At amortized cost | Financial liabilities at amortised cost, class
Disclosure of fair value measurement of liabilities [line items]
Total financial liabilities		$ 10,638	$ 10,034

[1]	* Certain comparative amounts have been reclassified, refer to Note 24 for further details.